CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Natural gas sales	$ 5,386	$ 3,842	$ 2,704
NGL sales	5,845	3,618	2,253
Crude sales	16,416	15,477	2,872
Gathering, transportation and other fees	3,517	3,097	2,387
Refined product sales	19,437	18,479	5,299
Other	4,874	3,822	1,449
Total revenues	55,475	48,335	16,964
COSTS AND EXPENSES:
Cost of products sold	48,389	42,554	13,088
Operating expenses	2,084	1,695	1,117
Depreciation, depletion and amortization	1,669	1,296	858
Selling, general and administrative	520	482	476
Goodwill impairment	370	689	0
Total costs and expenses	53,032	46,716	15,539
OPERATING INCOME	2,443	1,619	1,425
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(1,165)	(1,013)	(788)
Equity in earnings of unconsolidated affiliates	332	236	212
Gain on deconsolidation of Propane Business	0	0	1,057
Gain on sale of AmeriGas common units	177	87	0
Loss on extinguishment of debt	(25)	(7)	(124)
Gains (losses) on interest rate derivatives	(157)	44	(4)
Non-operating environmental remediation	0	(168)	0
Other, net	(12)	12	39
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE	1,593	810	1,817
Income tax expense from continuing operations	358	97	63
INCOME FROM CONTINUING OPERATIONS	1,235	713	1,754
Income (loss) from discontinued operations	64	33	(109)
NET INCOME	1,299	746	1,645
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	116	255	37
NET INCOME ATTRIBUTABLE TO PARTNERS	1,336	456	1,569
GENERAL PARTNER’S INTEREST IN NET INCOME	513	506	461
CLASS H UNITHOLDER’S INTEREST IN NET INCOME	217	48	0
Net Income (Loss) Allocated to Predecessor Equity	(153)	35	39
Comprehensive Income Attributable to Predecessor Equity	(153)	35	41
COMMON UNITHOLDERS’ INTEREST IN NET INCOME (LOSS)	$ 606	$ (98)	$ 1,108
INCOME (LOSS) FROM CONTINUING OPERATIONS PER COMMON UNIT:
Basic income (loss) from continuing operations per Common Unit	$ 1.58	$ (0.23)	$ 4.93
Diluted income (loss) from continuing operations per Common Unit	1.58	(0.23)	4.91
NET INCOME (LOSS) PER COMMON UNIT:
Basic	1.77	(0.18)	4.43
Diluted	$ 1.77	$ (0.18)	$ 4.42
Noncontrolling Interest
OTHER INCOME (EXPENSE):
NET INCOME	$ 116	$ 255	$ 37
General Partner
OTHER INCOME (EXPENSE):
NET INCOME	513	506	461
Class H Units
OTHER INCOME (EXPENSE):
NET INCOME	$ 217	48	0
CLASS H UNITHOLDER’S INTEREST IN NET INCOME		$ 0	$ 0